Note 11 - Inventories - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Inventories	$ 7,752
Handsets [member]
Statement Line Items [Line Items]
Inventories	7,656
Prepaid airtime [member]
Statement Line Items [Line Items]
Inventories	$ 96